Share-Based Payment (Details) $ / shares in Units, $ in Thousands			1 Months Ended	12 Months Ended
	Mar. 14, 2023	Aug. 29, 2011 shares	Aug. 29, 2011 shares	Dec. 31, 2023 USD ($) shares	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Mar. 02, 2023 ₪ / shares shares	Mar. 02, 2023 $ / shares shares	Dec. 29, 2020 shares	May 19, 2020 shares
Share-Based Payment [Line Items]
Increase of reserve									10,000,000	10,000,000
Total options reserved		30,000,000
Remaining number of options available for grant				17,450,000
Options exercisable into ordinary shares							150,000	150,000
Ordinary shares exercise price | (per share)							₪ 0.0495	$ 0.014
Extended expiry term	5 years
Share based expenses (in Dollars) | $				$ 3	$ 14	$ 37
2011 Plan [Member]
Share-Based Payment [Line Items]
Share based payment award remaining contractual term			10 years
Number of share holding of up		10,000,000	10,000,000